Share-Based Compensation to Employees (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based compensation expense reflected in the condensed consolidated statements of operations

	Nine months ended June 30,
	2012	2013
Cost of services	$151	$1,987
General and administrative	1,207	4,372
Sales and marketing	215	2,329
Technology and development	505	2,540

Total	$2,078	$11,228

	Years Ended September 30,
	2010	2011	2012
Cost of services	$222	$171	$203
General and administrative	1,249	955	1,588
Sales and marketing	357	(58)	298
Technology and development	297	400	587

Total	$2,125	$1,468	$2,676